Fair Value Measurements - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	$ 130,428	$ 0
Derivative Asset	45	826
Total financial assets	$ 130,473	$ 826
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	$ 261
Total financial liabilities	$ 261
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Fair Value, Inputs, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative Asset	$ 0	$ 0
Total financial assets	$ 0	$ 0
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	$ 0
Total financial liabilities	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Fair Value, Inputs, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative Asset	$ 45	$ 826
Total financial assets	$ 130,473	$ 826
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	$ 261
Total financial liabilities	$ 261
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Fair Value, Inputs, Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative Asset	$ 0	$ 0
Total financial assets	$ 0	$ 0
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	$ 0
Total financial liabilities	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Government bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	$ 88,313
Government bonds | Fair Value, Inputs, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	0
Government bonds | Fair Value, Inputs, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	88,313
Government bonds | Fair Value, Inputs, Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	0
Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	42,115
Corporate bonds | Fair Value, Inputs, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	0
Corporate bonds | Fair Value, Inputs, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	42,115
Corporate bonds | Fair Value, Inputs, Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Short-term investments	$ 0